STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (9,286,324)		$ (26,444,927)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(6,320,307)	[1]	3,024,768	[1]
Impairment loss	9,932,388		16,692,807
Distributions received from operating limited partnerships	193,267		311,726
Amortization	633,807		976,537
Changes in assets and liabilities
Other assets	(175,120)		(113,566)
Accounts payable and accrued expenses	124,596		(111,792)
Accounts payable - affiliates	(1,189,985)		2,847,137
Net cash provided by (used in) operating activities	(6,087,678)		(2,817,310)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(23,196)		(10,001)
Proceeds from disposition of operating limited partnerships	8,740,321	[2]	2,427,719
Net cash provided by (used in) investing activities	8,717,125		2,417,718
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,629,447		(399,592)
Cash and cash equivalents, beginning	7,526,780		7,926,372
Cash and cash equivalents, ending	10,156,227		7,526,780
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	1,776		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		12,841
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)	(132,037)		709,830
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(6,402)	[3]	(852,350)	[3]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(7,500)		9,624
Accounts payable - affiliates	(182,010)		(485,260)
Net cash provided by (used in) operating activities	(327,949)		(618,156)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	6,402	[2]	852,350
Net cash provided by (used in) investing activities	6,402		852,350
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(321,547)		234,194
Cash and cash equivalents, beginning	479,690		245,496
Cash and cash equivalents, ending	158,143		479,690
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)	(94,652)		77,461
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[4]	(118,002)	[4]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(3,000)		0
Accounts payable and accrued expenses	(10,000)		1,980
Accounts payable - affiliates	(7,920)		(173,960)
Net cash provided by (used in) operating activities	(115,572)		(212,521)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0	[2]	118,002
Net cash provided by (used in) investing activities	0		118,002
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(115,572)		(94,519)
Cash and cash equivalents, beginning	244,322		338,841
Cash and cash equivalents, ending	128,750		244,322
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)	173,710		(199,453)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(318,670)	[5]	0	[5]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	500		0
Accounts payable and accrued expenses	0		(12,501)
Accounts payable - affiliates	(106,926)		23,641
Net cash provided by (used in) operating activities	(251,386)		(188,313)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	318,670	[2]	0
Net cash provided by (used in) investing activities	318,670		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	67,284		(188,313)
Cash and cash equivalents, beginning	156,063		344,376
Cash and cash equivalents, ending	223,347		156,063
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)	7,680		(176,389)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(82,930)	[6]	0	[6]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(19,800)
Accounts payable - affiliates	50,289		(15,173)
Net cash provided by (used in) operating activities	(24,961)		(211,362)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	82,930	[2]	0
Net cash provided by (used in) investing activities	82,930		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	57,969		(211,362)
Cash and cash equivalents, beginning	114,217		325,579
Cash and cash equivalents, ending	172,186		114,217
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)	1,665,868		24,116
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(1,793,701)	[7]	(139,151)	[7]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(3,422)		0
Accounts payable and accrued expenses	(5,000)		(3,178)
Accounts payable - affiliates	(199,408)		57,757
Net cash provided by (used in) operating activities	(335,663)		(60,456)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(9,999)		0
Proceeds from disposition of operating limited partnerships	1,793,701	[2]	139,151
Net cash provided by (used in) investing activities	1,783,702		139,151
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,448,039		78,695
Cash and cash equivalents, beginning	278,922		200,227
Cash and cash equivalents, ending	1,726,961		278,922
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)	3,048,059		1,220,041
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(3,096,620)	[8]	(1,215,347)	[8]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(7,726)		0
Accounts payable and accrued expenses	(15,244)		(39,164)
Accounts payable - affiliates	(914,217)		(1,240,982)
Net cash provided by (used in) operating activities	(985,748)		(1,275,452)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(10,001)
Proceeds from disposition of operating limited partnerships	2,477,731	[2]	1,215,347
Net cash provided by (used in) investing activities	2,477,731		1,205,346
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,491,983		(70,106)
Cash and cash equivalents, beginning	492,120		562,226
Cash and cash equivalents, ending	1,984,103		492,120
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)	1,778,373		(148,277)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(2,007,273)	[9]	(44,244)	[9]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	1,037		0
Accounts payable and accrued expenses	2,359		(24,899)
Accounts payable - affiliates	(2,061,461)		260,248
Net cash provided by (used in) operating activities	(2,286,965)		42,828
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(13,197)		0
Proceeds from disposition of operating limited partnerships	2,007,273	[2]	44,244
Net cash provided by (used in) investing activities	1,994,076		44,244
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(292,889)		87,072
Cash and cash equivalents, beginning	563,940		476,868
Cash and cash equivalents, ending	271,051		563,940
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)	416,424		(273,280)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(582,228)	[10]	0	[10]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	65,391		65,392
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	7,500		(10,000)
Accounts payable - affiliates	(571,566)		(20,416)
Net cash provided by (used in) operating activities	(664,479)		(238,304)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	582,228	[2]	0
Net cash provided by (used in) investing activities	582,228		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(82,251)		(238,304)
Cash and cash equivalents, beginning	312,310		550,614
Cash and cash equivalents, ending	230,059		312,310
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		12,841
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)	145,521		(266,396)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(53,550)	[11]	(37,059)	[11]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(5,070)		5,070
Accounts payable - affiliates	(83,328)		330,768
Net cash provided by (used in) operating activities	3,573		32,383
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	53,550	[2]	37,059
Net cash provided by (used in) investing activities	53,550		37,059
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	57,123		69,442
Cash and cash equivalents, beginning	329,156		259,714
Cash and cash equivalents, ending	386,279		329,156
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)	(445,991)		(299,048)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		0
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	281,404		331,404
Net cash provided by (used in) operating activities	(164,587)		32,356
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(164,587)		32,356
Cash and cash equivalents, beginning	246,671		214,315
Cash and cash equivalents, ending	82,084		246,671
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)	(99,836)		(187,318)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(67,243)	[12]	0	[12]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(5,700)		6,175
Accounts payable and accrued expenses	0		(10,000)
Accounts payable - affiliates	65,063		74,144
Net cash provided by (used in) operating activities	(107,716)		(116,999)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	72,943	[2]	0
Net cash provided by (used in) investing activities	72,943		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(34,773)		(116,999)
Cash and cash equivalents, beginning	304,531		421,530
Cash and cash equivalents, ending	269,758		304,531
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)	(173,701)		(391,897)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(48,230)	[13]	0	[13]
Impairment loss	0		31,776
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	222,463		364,152
Net cash provided by (used in) operating activities	532		4,031
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	48,230	[2]	0
Net cash provided by (used in) investing activities	48,230		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	48,762		4,031
Cash and cash equivalents, beginning	185,230		181,199
Cash and cash equivalents, ending	233,992		185,230
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)	(250,554)		(341,661)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(1,449)	[14]	40,621	[14]
Impairment loss	0		12,173
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(22,577)		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	181,115		223,428
Net cash provided by (used in) operating activities	(93,465)		(65,439)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	1,449	[2]	0
Net cash provided by (used in) investing activities	1,449		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(92,016)		(65,439)
Cash and cash equivalents, beginning	429,921		495,360
Cash and cash equivalents, ending	337,905		429,921
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)	(123,940)		(92,813)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[15]	(21,566)	[15]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	48,408		129,714
Net cash provided by (used in) operating activities	(75,532)		15,335
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		21,566
Net cash provided by (used in) investing activities	0		21,566
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(75,532)		36,901
Cash and cash equivalents, beginning	277,132		240,231
Cash and cash equivalents, ending	201,600		277,132
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)	(241,582)		(367,740)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		83,056
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		(83,056)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	290,756		317,891
Net cash provided by (used in) operating activities	49,174		(49,849)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0	[2]	0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	49,174		(49,849)
Cash and cash equivalents, beginning	14,637		64,486
Cash and cash equivalents, ending	63,811		14,637
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)	(229,818)		(320,129)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(10,700)	[16]	78,017	[16]
Impairment loss	0		15,474
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	(41,800)		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	213,030		228,360
Net cash provided by (used in) operating activities	(69,288)		1,722
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	52,500	[2]	0
Net cash provided by (used in) investing activities	52,500		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(16,788)		1,722
Cash and cash equivalents, beginning	118,570		116,848
Cash and cash equivalents, ending	101,782		118,570
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)	1,171,987		(191,788)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(1,242,272)	[17]	54,048	[17]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		3,658
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	131,000		0
Accounts payable - affiliates	(25,551)		160,596
Net cash provided by (used in) operating activities	35,164		26,514
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	1,242,272	[2]	0
Net cash provided by (used in) investing activities	1,242,272		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,277,436		26,514
Cash and cash equivalents, beginning	159,780		133,266
Cash and cash equivalents, ending	1,437,216		159,780
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)	(195,816)		(208,996)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		32,821
Impairment loss	0		0
Distributions received from operating limited partnerships	0		3,658
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	104,864		204,864
Net cash provided by (used in) operating activities	(90,952)		32,347
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(90,952)		32,347
Cash and cash equivalents, beginning	378,738		346,391
Cash and cash equivalents, ending	287,786		378,738
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)	(143,068)		(1,076,160)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	24,773		131,305
Impairment loss	0		768,169
Distributions received from operating limited partnerships	5,260		70,016
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	64,400		95,209
Net cash provided by (used in) operating activities	(48,635)		(11,461)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(48,635)		(11,461)
Cash and cash equivalents, beginning	224,156		235,617
Cash and cash equivalents, ending	175,521		224,156
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)	(254,218)		(1,392,463)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	88,925		367,461
Impairment loss	31,426		867,465
Distributions received from operating limited partnerships	7,601		15,288
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	86,800		136,800
Net cash provided by (used in) operating activities	(39,466)		(5,449)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(39,466)		(5,449)
Cash and cash equivalents, beginning	182,356		187,805
Cash and cash equivalents, ending	142,890		182,356
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty [Member]
Cash flows from operating activities
Net income (loss)	(506,558)		(2,411,765)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	145,154		350,722
Impairment loss	159,516		1,833,033
Distributions received from operating limited partnerships	2,650		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	209,632		200,016
Net cash provided by (used in) operating activities	10,394		(27,994)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,394		(27,994)
Cash and cash equivalents, beginning	81,751		109,745
Cash and cash equivalents, ending	92,145		81,751
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)	(1,379,525)		(2,401,457)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	314,199		717,992
Impairment loss	686,802		1,267,710
Distributions received from operating limited partnerships	4,901		12,311
Amortization	113,304		152,816
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		(8,924)
Accounts payable - affiliates	213,068		238,068
Net cash provided by (used in) operating activities	(47,251)		(21,484)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(47,251)		(21,484)
Cash and cash equivalents, beginning	194,350		215,834
Cash and cash equivalents, ending	147,099		194,350
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)	(1,816,283)		(2,368,983)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	378,764		453,445
Impairment loss	1,141,092		1,587,363
Distributions received from operating limited partnerships	46,454		36,550
Amortization	69,160		71,717
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	99,240		249,780
Net cash provided by (used in) operating activities	(81,573)		29,872
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(81,573)		29,872
Cash and cash equivalents, beginning	341,295		311,423
Cash and cash equivalents, ending	259,722		341,295
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)	(2,884,319)		(3,114,804)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	364,989		491,020
Impairment loss	2,181,276		2,201,172
Distributions received from operating limited partnerships	47,654		76,136
Amortization	66,792		98,916
Changes in assets and liabilities
Other assets	(39,885)		(16,506)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	281,780		255,298
Net cash provided by (used in) operating activities	18,287		(8,768)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	18,287		(8,768)
Cash and cash equivalents, beginning	226,214		234,982
Cash and cash equivalents, ending	244,501		226,214
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)	(1,930,330)		(3,379,213)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	340,390		698,324
Impairment loss	981,206		2,156,011
Distributions received from operating limited partnerships	12,037		5,079
Amortization	282,800		282,800
Changes in assets and liabilities
Other assets	(48,759)		(20,179)
Accounts payable and accrued expenses	21,551		0
Accounts payable - affiliates	259,700		284,698
Net cash provided by (used in) operating activities	(81,405)		27,520
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(81,405)		27,520
Cash and cash equivalents, beginning	423,458		395,938
Cash and cash equivalents, ending	342,053		423,458
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	1,776		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)	(3,626,224)		(5,737,784)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	748,455	[18]	1,247,995	[18]
Impairment loss	2,475,746		3,838,473
Distributions received from operating limited partnerships	50,617		47,876
Amortization	17,816		273,092
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	5,000		0
Accounts payable - affiliates	140,862		366,564
Net cash provided by (used in) operating activities	(187,728)		36,216
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	442	[2]	0
Net cash provided by (used in) investing activities	442		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(187,286)		36,216
Cash and cash equivalents, beginning	462,109		425,893
Cash and cash equivalents, ending	274,823		462,109
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)	(3,165,494)		(3,128,561)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	585,312		705,660
Impairment loss	2,275,324		2,113,988
Distributions received from operating limited partnerships	16,093		41,154
Amortization	18,544		31,804
Changes in assets and liabilities
Other assets	(3,788)		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	149,528		249,528
Net cash provided by (used in) operating activities	(124,481)		13,573
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(124,481)		13,573
Cash and cash equivalents, beginning	305,141		291,568
Cash and cash equivalents, ending	180,660		305,141
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	$ 0		$ 0

[1]	Includes $9,359,210 and $2,427,719, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[2]	Fund proceeds from disposition does not include $618,889 recorded as a receivable as of March 31, 2013 for Series 25.
[3]	Includes $6,402 and $852,350, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[4]	Includes $- and $118,002, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[5]	Includes $318,670 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[6]	Includes $82,930 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[7]	Includes $1,793,701 and $139,151, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[8]	Includes $3,096,620 and $1,215,347, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[9]	Includes $2,007,273 and $44,244, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[10]	Includes $582,228 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[11]	Includes $53,550 and $37,059, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[12]	Includes $72,943 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[13]	Includes $48,230 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[14]	Includes $1,449 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[15]	Includes $- and $21,566, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[16]	Includes $52,500 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[17]	Includes $1,242,272 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.
[18]	Includes $442 and $-, respectively, in 2013 and 2012 from gain/(loss) on disposal of operating limited partnership.